Employee Benefit Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013	Dec. 25, 2012
Defined Contribution Plan Disclosure [Line Items]
Discretionary matching contributions	$ 70,000	$ 53,000	$ 41,000
Description of benefit	Certain employees are eligible to participate in the 401k Plan after completing one year of service and reaching the age of 21.